Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Tax benefit at 35% federal statutory rate	$ 282				$ 1,865					$ 16,587	$ 16,213
State tax benefit, net of federal benefit	24				27					237	232
Noncontrolling interest	(36)				(246)					(2,365)	(2,300)
Valuation allowance	(1,454)				(1,537)					(13,567)	(14,273)
Other	1,184				(109)					(892)	128
Total	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0